Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Current
Prepaid professional fee (note a)	[1]	$ 359	$ 460
Prepaid information technology expenses		53	30
Prepaid office expenses		108	82
Prepaid marketing expenses (note b)	[2]		813
Receivables from an associate (note c)	[3]	50
Others		7	7
Total prepaid expenses and other current assets, net - current		577	1,392
Non-current
Prepaid professional fee (note a)	[1]	352	450
Total prepaid expenses, net - non-current		$ 352	$ 450

[1]	Prepaid professional fee are virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.
[2]	Prepaid marketing expenses are associated with marketing, branding creation, and AI video production services that are paid for in advance to marketing firms.
[3]	Receivables from an associate represent consideration receivables from disposal of an associate. Please refer to Note 4 for the details.